Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Intangible assets		$ 865,925	$ 4,381,532
Less: accumulated amortization		422,890	465,615
Intangible assets, net		443,035	3,915,917
Land use rights [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	[1]	711,412	4,222,682
Patents [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets		27,400	28,170
Software [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets		12,033	12,371
Trademarks [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets		$ 115,080	$ 118,309

[1]	As the Company no longer exercises control over Hainan Guoxie, the balance no longer includes $3,354,068 land use rights owned by Hainan Guoxie.